Property and Equipment, Net (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of property and equipment
Total	$ 1,405,208,000	$ 1,139,132,000	$ 1,157,090,000
Less accumulated depreciation	(855,700,000)	(771,508,000)	(818,331,000)
Property and equipment, net	549,508	367,624	338,759
Vehicles [Member]
Components of property and equipment
Total	579,291,000	548,159,000	605,247,000
Computers and Office equipment [Member]
Components of property and equipment
Total	400,881,000	191,328,000	91,098,000
Equipment [Member]
Components of property and equipment
Total	425,036,000	399,645,000	440,241,000
Small Tools [Member]
Components of property and equipment
Total			$ 20,504,000